Fair Value of Financial Instruments	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Fair Value of Financial Instruments

NOTE 11. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments-Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheet and adjusted for the amortization or accretion of premiums or discounts.

At December 31, 2020, assets held in the Trust Account were comprised of $711 in cash, $414,279,198 in U.S. Treasury securities and $54,000 in money market funds which are invested primarily in U.S. Treasury Securities. Through December 31, 2020, the Company withdrew $22,000 of interest earned on the Trust Account to pay for its franchise and income tax obligations.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 are as follows:

		Amortized	Gross Holding
Held-To-Maturity	Level	Cost	Gain	Fair Value
U.S. Treasury Securities (Matured on 1/19/2021)	1	$414,279,198	$7,516	$414,286,714

		December 31,
Description	Level	2020
Assets:
Investments held in Trust Account–U.S. Treasury Securities Money Market Fund	1	$54,000
Liabilities:
Public Warrants	1	90,942,000
Private Placement Warrants	2	$45,163,464

Prior to the Public Warrants trading on active markets, the Company initially valued all the warrant liabilities using inputs that would be classified as Level 3. During fiscal 2020, the Public Warrants began to trade in active markets. Accordingly, the Company transferred all warrants out of Level 3 to Level 1 and Level 2. The Company determined the fair value of its Public Warrants are Level 1 financial instruments, as they are traded in active markets. Because any transfer of Private Placement Warrants from the initial holder of the Private Placement Warrants (other than to a permitted transferee) would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, management determined that the fair value of each Private Placement Warrant is the same as that of a Public Warrant, with an insignificant adjustment for short-term marketability restrictions. Accordingly, the Private Placement Warrants are classified as Level 2 financial instruments.

Level 3 roll-forward
Warrant Liabilities at February 4, 2020 (inception)	$—
Issuance of Public and Private Warrants	7,641,733
Change in fair value of warrant liabilities	12,392,000
Transfer to Level 1	(13,386,000)
Transfer to Level 2	(6,647,733)
Level 3 amounts at December 31, 2020	$—

BFLY Operations Inc
Fair Value of Financial Instruments

Note 4. Fair Value of Financial Instruments

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair value.

The Company measures fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The Company utilizes a three-tier hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

•	Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.
•

Level 2 — Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•

Level 3 — Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company has no assets or liabilities valued with Level 3 inputs.

The carrying value of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximates their fair values due to the short-term or on demand nature of these instruments. The fair value of the loan payable and the convertible debt using Level 2 inputs was deemed to approximate carrying value as of December 31, 2020, due to the recency of the issuance dates.

There were no transfers between fair value measurement levels during the years ended December 31, 2020 and 2019.

The Company had $41.9 million and $78.4 million of money market funds included in cash and cash equivalents as of December 31, 2020 and 2019, respectively. These assets were valued using quoted market prices and accordingly were classified as Level 1.